Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 81.2
Accrued personnel expenses	20.0	SFr 10.9
Indirect taxes (VAT/GST) payables	24.0	26.9
Social security payables	6.7	2.5
Other payables	16.5	13.2
Other current operating liabilities	8.0	3.3
Other current operating liabilities	SFr 156.4	SFr 81.7